Pension Plans (Tables)	6 Months Ended
Sep. 30, 2022
Net Pension Cost of Defined Benefit Plans
Net periodic pension cost for the six months ended September 30, 2021 and 2022 consists of the following:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Japanese plans:
Service cost	¥3,023	¥2,825
Interest cost	419	347
Expected return on plan assets	(1,331)	(1,362)
Amortization of prior service credit	(33)	(13)
Amortization of net actuarial loss	206	38

Net periodic pension cost	¥2,284	¥1,835

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Overseas plans:
Service cost	¥1,974	¥1,813
Interest cost	659	1,010
Expected return on plan assets	(2,093)	(2,348)
Amortization of prior service credit	(168)	(157)
Amortization of net actuarial loss	255	7
Amortization of transition obligation	1	1

Net periodic pension cost	¥628	¥326

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Net periodic pension cost for the three months ended September 30, 2021 and 2022 consists of the following:

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Japanese plans:
Service cost	¥1,517	¥1,413
Interest cost	198	174
Expected return on plan assets	(665)	(681)
Amortization of prior service credit	(17)	(7)
Amortization of net actuarial loss	97	19

Net periodic pension cost	¥1,130	¥918

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Overseas plans:
Service cost	¥976	¥908
Interest cost	328	508
Expected return on plan assets	(1,041)	(1,180)
Amortization of prior service credit	(84)	(79)
Amortization of net actuarial loss	127	3
Amortization of transition obligation	1	1

Net periodic pension cost	¥307	¥161

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.